Derivative Financial Instruments	12 Months Ended
Dec. 31, 2019
Derivative Financial Instruments
Derivative Financial Instruments

18. Derivative Financial Instruments

The fair value of the derivative assets is as follows:

	As of
	December 31,
	2018	2019
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	9,731	365
Forward foreign exchange contracts	—	7
Total	9,731	372
Derivative financial instruments, current asset	4,615	372
Derivative financial instruments, non-current asset	5,116	—
Total	9,731	372

The fair value of the derivative liabilities is as follows:

	As of
	December 31,
	2018	2019
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	4,218	9,233
Forward foreign exchange contracts	578	62
Total	4,796	9,295
Derivative financial instruments, current liability	1,253	2,607
Derivative financial instruments, non-current liability	3,543	6,688
Total	4,796	9,295

Interest rate swap agreements

The Partnership enters into interest rate swap agreements which convert the floating interest rate exposure into a fixed interest rate in order to hedge a portion of the Partnership’s exposure to fluctuations in prevailing market interest rates. Under the interest rate swaps, the counterparty effects quarterly floating-rate payments to the Partnership for the notional amount based on the three-month U.S. dollar LIBOR, and the Partnership effects quarterly payments to the counterparty on the notional amount at the respective fixed rates.

Interest rate swaps held for trading

The principal terms of the interest rate swaps held for trading were as follows:

					Fixed	Notional Amount
		Trade	Effective	Termination	Interest	December 31,	December 31,
Company	Counterparty	Date	Date	Date	Rate	2018	2019
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2020	1.54%	130,000	130,000
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2021	1.63%	130,000	130,000
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2022	1.72%	130,000	130,000
GasLog Partners	GasLog	July 2017	July 2017	June 2022	2.19%	80,000	80,000
GasLog Partners	GasLog	May 2018	May 2018	April 2023	3.15%	80,000	80,000
GasLog Partners	GasLog	Dec 2018	Jan 2019	Jan 2024	3.14%	N/A	75,000
						550,000	625,000

The derivative instruments listed above were not designated as cash flow hedging instruments as of December 31, 2019. The change in the fair value of the interest rate swaps for the year ended December 31, 2019 amounted to a loss of $14,381 (December 31, 2018, $833 loss and December 31, 2017: $2,174 gain), which was recognized in profit or loss in the year incurred and is included in Gain/(loss) on derivatives. During the year ended December 31, 2019, the loss of $14,381 was attributable to changes in the LIBOR yield curve, which was used to calculate the present value of the estimated future cash flows, resulting in an increase in net derivative liabilities and a decrease in net derivative assets, respectively, from interest rate swaps held for trading.

Forward foreign exchange contracts

The Partnership uses non-deliverable forward foreign exchange contracts to mitigate foreign exchange transaction exposures in Euros and Singapore Dollars (“SGD”). Under these non-deliverable forward foreign exchange contracts, the counterparties (GasLog and the Partnership) settle the difference between the fixed exchange rate and the prevailing rate on the agreed notional amounts on the respective settlement dates. All forward foreign exchange contracts are considered by management to be part of economic hedge arrangements but have not been formally designated as such.

Forward foreign exchange contracts held for trading

The principal terms of the forward foreign exchange contracts held for trading are as follows:

					Fixed
			Number of		Exchange Rate
Company	Counterparty	Trade Date	contracts	Settlement Date	(USD/EUR)	Notional Amount
GasLog Partners	GasLog	Aug 2019	6	Jan 2020 - June 2020	1.1260 - 1.1385	€7,500
GasLog Partners	GasLog	Dec 2019	12	Jan 2020 - Dec 2020	1.12425 - 1.1456	€16,800
					Total	€24,300

					Fixed
			Number of		Exchange Rate
Company	Counterparty	Trade Date	contracts	Settlement Date	(USD/SGD)	Notional Amount
GasLog Partners	GasLog	Dec 2019	9	Jan 2020 - Sep 2020	1.3549	$2,250
					Total	$2,250

The derivative instruments listed above were not designated as cash flow hedging instruments as of December 31, 2019. The change in the fair value of these contracts for the year ended December 31, 2019 amounted to a gain of $523 (December 31, 2018: a loss of $578 and December 31, 2017: nil), which was recognized in profit or loss for the year incurred and is included in (Gain)/loss on derivatives.

An analysis of (Gain)/loss on derivatives is as follows:

	For the year ended
	December 31,
	2017	2018	2019
Realized loss/(gain) on interest rate swaps held for trading	2,053	(1,772)	(2,358)
Realized loss on forward foreign exchange contracts held for trading	—	409	1,295
Unrealized (gain)/loss on interest rate swaps held for trading	(2,174)	833	14,381
Unrealized loss/(gain) on forward foreign exchange contracts held for trading	—	578	(523)
Total (gain)/loss on derivatives	(121)	48	12,795

Fair value measurements

The fair value of the Partnership’s financial assets and liabilities approximate to their carrying amounts at the reporting date.

The fair value of derivatives at the end of the reporting period is determined by discounting the future cash flows using the interest rate curves at the end of the reporting period, the estimation of the counterparty risk and the Partnership’s own risk inherent in the contract. The derivatives met Level 2 classification, according to the fair value hierarchy as defined by IFRS 13 Fair Value Measurement. There were no financial instruments in Levels 1 or 3 and no transfers between Levels 1, 2 or 3 during the periods presented. The definitions of the levels, provided by IFRS 13 Fair Value Measurement, are based on the degree to which the fair value is observable:

•	Level 1 fair value measurements are those derived from quoted prices in active markets for identical assets or liabilities;
•

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

•	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).